Property, plant and equipment (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 2,624
Balance at end of period	2,120
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,490
Balance at end of period	1,190
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	885
Balance at end of period	690
Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	249
Balance at end of period	240
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,179
Additions (depreciation)	386
Effects of foreign exchange	(43)
Balance at end of period	5,522
Costs | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,983
Additions (depreciation)	334
Effects of foreign exchange	(28)
Balance at end of period	3,289
Costs | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,864
Additions (depreciation)	52
Effects of foreign exchange	(11)
Balance at end of period	1,905
Costs | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	332
Additions (depreciation)	0
Effects of foreign exchange	(4)
Balance at end of period	328
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,555)
Additions (depreciation)	(875)
Effects of foreign exchange	28
Balance at end of period	(3,402)
Accumulated depreciation | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,493)
Additions (depreciation)	(624)
Effects of foreign exchange	18
Balance at end of period	(2,099)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(979)
Additions (depreciation)	(243)
Effects of foreign exchange	7
Balance at end of period	(1,215)
Accumulated depreciation | Land and Building
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(83)
Additions (depreciation)	(8)
Effects of foreign exchange	3
Balance at end of period	$ (88)